Income Taxes Income Taxes (Schedule of Effective Tax Rate Reconciliation) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Income Tax Disclosure [Abstract]
Income tax provision computed at US federal statutory tax rate	$ 112	[1]	$ 163	[1]	$ 152	[1]
Change in valuation allowance	29		7		38
Equity income and dividends	(31)		(25)		(41)
(Income) expense not resulting in tax impact, net	(39)		(16)		8
US tax effect of foreign earnings and dividends	42		48		28
Foreign tax credits	(187)		(66)		(33)
Other foreign tax rate differentials	(2)	[1]	(58)	[1]	(10)	[1]
Legislative changes	0		0		(71)	[2]
Tax-deductible interest on foreign equity investments and other related items	11		(3)		(3)
State income taxes, net of federal benefit	4	[1]	4	[1]	3	[1]
Other, net	6	[1]	(13)	[1]	1	[1]
Income tax provision (benefit)	$ (55)	[1]	$ 41	[1]	$ 72	[1]
Effective income tax rate	(17.00%)	[1]	9.00%	[1]	17.00%	[1]
US federal statutory tax rate	35.00%

[1]	As Adjusted (Note 2)
[2]	Represents the impact of Miscellaneous Tax Resolutions issued by the Mexican tax authority to clarify various provisions included in the 2010 Mexican Tax Reform Bill.